Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions

14. Related party transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
Consulting fees and wages	$248,472	$276,049	$1,832,323	$846,604

At September 30, 2022 and September 30, 2021, $15,000 and $102,235, respectively is owed to key management personnel with all amounts included in accounts payable and accrued liabilities.

On July 1, 2022 the Company issued 210,000 DSU’s to a director of the Company.

15. Related party transactions

(i) During the year ended December 31, 2021, John Ryan (Director and former CEO) billed $nil (six months ended December 31, 2020 - $13,500, year ended June 30, 2020 - $51,500, respectively) for consulting services to the Company.

(ii) During the year ended December 31, 2021, Wayne Parsons (Director and former CFO) billed $120,127 (six months ended December 31, 2020 - $71,390, year ended June 30, 2020 - $136,045, respectively) for consulting services to the Company.

(iii) During the year ended December 31, 2021, Hugh Aird (former Director) billed $nil (six months ended December 31, 2020 - $18,223, year ended June 30, 2020 - $9,774, respectively) for consulting services to the Company.

(iv) During the year ended December 31, 2021, Richard Williams (Director and Executive Chairman) billed $179,605 (six months ended December 31, 2020 - $78,201, year ended June 30, 2020 - $134,927, respectively) for consulting services to the Company. At December 31, 2021, $108,719 is owed to Mr. Williams (December 31, 2020 - $45,000 and June 30, 2020 - $121,161, respectively) with all amounts included in accounts payable and accrued liabilities.

During the six months ended December 31, 2020, the Company issued 214,286 August 2020 Units at $0.67 to settle $56,925 of debt owed to Mr. Williams.

On June 30, 2020, the Company issued a promissory note in the amount of $75,000, net of $15,000 debt issue costs, to Mr. Williams. The promissory note has been repaid in full. See Note 8(vii).

(v) During the year ended December 31, 2021, the Company incurred $250,000 in payroll expense for Sam Ash (President and CEO) (six months ended December 31, 2020 - $125,000, year ended June 30, 2020 - $60,000, respectively) for services to the Company. At December 31, 2021, $62,500 is payable and included in accrued liabilities.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

During the six months ended December 31, 2020, the Company issued 77,143 August 2020 Units at a deemed price of $0.67 to settle $20,000 of debt owed to Mr. Ash.

(vi) During the year ended December 31, 2021, Pam Saxton (Director) billed $37,669 (six months ended December 31, 2020 - $7,000, year ended June 30, 2020 - $nil) for consulting services to the Company.

(vii) During the year ended December 31, 2021, Cassandra Joseph (Director) billed $37,494 (six months ended December 31, 2020 - $11,290, year ended June 30, 2020 - $nil) for consulting services to the Company.

(viii) During the six months ended December 31, 2020, the Company issued 300,000 August 2020 Units at a deemed price of $0.67 to settle $77,696 (C$105,000) of debt owed to a shareholder of the Company.

(ix) During the year ended December 31, 2021, the Company incurred $276,315 in payroll expense for David Wiens (CFO) (six months ended December 31, 2021, $nil, year ended June 30, 2020 - $nil) for services to the Company. At December 31, 2021, $108,335 is payable, including reimbursable expenses, and included in accrued liabilities.

During the year ended December 31, 2021, 1,037,977 stock options were issued to Mr. Wiens, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $204,213 for the year ended December 31, 2021.